Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Summary of Contract Assets and Liabilities (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 1,349,851	$ 722,420
Allowance for credit losses (note 19)	(7,081)	(7,149)	$ (7,380)
Accounts receivable (net)	1,342,770	715,271
Unbilled services (unbilled revenue)	623,121	428,684
Accounts receivable and unbilled revenue, net	1,965,891	1,143,955
Unearned revenue (payments on account)	(1,323,961)	(660,883)
Net balance	(700,840)	$ (232,199)
Change in unbilled receivables	194,437
Change in unearned revenue (payments on account)	(663,078)
Change in advance payments netted against unbilled contracts receivable	$ (468,641)
Change in unbilled receivables (in percent)	45.40%
Change in unearned revenue (payments on account) (in percent)	100.30%
Change in advance payments netted against unbilled contracts receivable (in percent)	(201.80%)